FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Financial Instruments at Fair Value [Table Text Block]
DECEMBER 31, 2018	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$ 42,973	$ 42,973	$ 42,973

DECEMBER 31, 2017	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$ 17,206	$ 17,206	$ 17,206